COMMITMENTS AND CONTINGENCIES (Details) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit*	[1]	€ 7	€ 8
Commercial letters of credit		303	238
Standby letters of credit and financial guarantees written		2,828	2,852
Total		3,138	3,098
Commitments And Contingencies Footnote [Abstract]
Group commitments to extend credit, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed		6,474	5,613
Legal Contingencies [Abstract]
Cases under litigation that the Group has provided for		€ 76	€ 91

[1]
Commitments to extend credit as at December 31, 2016 and 2017 include amounts, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are used in the Risk Weighted Assets calculation for capital adequacy purposes under regulatory rules currently in force. The total commitments to extend credit at December 31, 2017 are EUR 6,474 million (2016: EUR 5,613 million).